Schedule of property and equipment useful lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Leasehold equipment	Shorter of the lease term or 5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	3 years	3 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold equipment		Shorter of the lease term or 5 years